Operating segments - Non-current assets by geography (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Goodwill	£ 5,985	£ 173
Intangible assets	36,330	139
Plant and equipment	8,740	4,619
Right-of-use assets	5,154	£ 3,735
UK
Disclosure of geographical areas [line items]
Goodwill	173
Intangible assets	2,670
Plant and equipment	8,086
Right-of-use assets	4,975
Austria
Disclosure of geographical areas [line items]
Goodwill	5,812
Intangible assets	33,660
Plant and equipment	654
Right-of-use assets	£ 179